AB Bond Inflation Strategy

Portfolio of Investments

January 31, 2023 (unaudited)

	Principal Amount (000)		U.S. $ Value

INFLATION-LINKED SECURITIES – 73.5%
United States – 73.5%
U.S. Treasury Inflation Index 0.125%, 07/15/2024 (TIPS)	U.S.$	111,183	$107,864,899
0.125%, 07/15/2026 (TIPS)(a)		182,835	174,036,043
0.125%, 07/15/2030 (TIPS)(a) (b)		294,946	270,520,945
0.375%, 07/15/2027 (TIPS)		52,489	50,134,903
2.50%, 01/15/2029 (TIPS)(b)		105,733	112,208,813

Total Inflation-Linked Securities (cost $721,270,481)			714,765,603

CORPORATES - INVESTMENT GRADE – 13.0%
Financial Institutions – 6.3%
Banking – 5.0%
AIB Group PLC 7.583%, 10/14/2026(c)		2,155	2,230,339
Australia & New Zealand Banking Group Ltd. 4.83%, 02/03/2025(c)		992	993,379
Banco de Credito del Peru S.A. 3.125%, 07/01/2030(c)		958	880,129
Banco Santander SA 4.175%, 03/24/2028		600	570,498
Bank of America Corp. 4.376%, 04/27/2028		2,480	2,425,465
Bank of Ireland Group PLC 6.253%, 09/16/2026(c)		456	462,320
Bank of Nova Scotia (The) 4.75%, 02/02/2026		995	994,463
Barclays PLC 7.385%, 11/02/2028		1,252	1,356,279
BNP Paribas SA 2.591%, 01/20/2028(c)		593	538,011
4.625%, 02/25/2031(c) (d)		1,255	1,029,000
7.75%, 08/16/2029(c) (d)		1,045	1,073,309
Capital One Financial Corp. 5.468%, 02/01/2029		353	355,079
Citigroup, Inc. 4.075%, 04/23/2029		592	565,650
4.14%, 05/24/2025		2,463	2,433,641
8.87% (LIBOR 3 Month + 4.07%), 04/30/2023(d) (e)		103	103,626
Series W 4.00%, 12/10/2025(d)		504	470,101
Series Y 4.15%, 11/15/2026(d)		480	429,000
Credit Suisse Group AG 3.091%, 05/14/2032(c)		928	705,364
4.194%, 04/01/2031(c)		614	518,363
6.373%, 07/15/2026(c)		1,025	995,203
7.50%, 12/11/2023(c) (d)		257	243,119
Danske Bank A/S 4.298%, 04/01/2028(c)		746	718,152
6.466%, 01/09/2026(c)		604	613,030

	Principal Amount (000)		U.S. $ Value

Deutsche Bank AG/New York NY 2.129%, 11/24/2026	U.S.$	296	$267,489
3.961%, 11/26/2025		405	392,400
6.119%, 07/14/2026		846	857,362
Discover Bank 4.682%, 08/09/2028		327	317,285
Federation des Caisses Desjardins du Quebec 4.55%, 08/23/2027(c)		1,174	1,159,208
Goldman Sachs Group, Inc. (The) Series V 4.125%, 11/10/2026(d)		775	691,409
HSBC Holdings PLC 4.762%, 03/29/2033		373	343,884
5.402%, 08/11/2033		603	601,480
7.336%, 11/03/2026		1,794	1,893,980
Intesa Sanpaolo SpA 7.00%, 11/21/2025(c)		283	292,379
JPMorgan Chase & Co. 2.58%, 04/22/2032		1,364	1,149,088
4.565%, 06/14/2030		426	417,267
5.546%, 12/15/2025		1,555	1,567,564
KBC Group NV 5.796%, 01/19/2029(c)		461	467,698
Mizuho Financial Group, Inc. 5.414%, 09/13/2028		1,151	1,176,046
Morgan Stanley 0.406%, 10/29/2027	EUR	1,030	982,806
4.21%, 04/20/2028	U.S.$	799	776,612
6.296%, 10/18/2028		1,224	1,293,731
Nationwide Building Society 2.972%, 02/16/2028(c)		982	894,798
NatWest Group PLC 7.472%, 11/10/2026		548	579,713
PNC Financial Services Group, Inc. (The) 5.068%, 01/24/2034		276	278,283
Santander Holdings USA, Inc. 2.49%, 01/06/2028		497	437,847
Santander UK Group Holdings PLC 6.833%, 11/21/2026		1,572	1,626,297
Societe Generale SA 2.797%, 01/19/2028(c)		1,764	1,589,629
Standard Chartered PLC 3.971%, 03/30/2026(c)		657	635,161
6.00%, 07/26/2025(c) (d)		1,267	1,243,142
6.312% (LIBOR 3 Month + 1.51%), 01/30/2027(c) (d) (e)		400	349,460
7.776%, 11/16/2025(c)		1,104	1,151,064
Svenska Handelsbanken AB 4.75%, 03/01/2031(c) (d)		1,400	1,201,074
UBS Group AG 4.488%, 05/12/2026(c)		648	638,001

	Principal Amount (000)		U.S. $ Value

UniCredit SpA 1.982%, 06/03/2027(c)	U.S.$	204	$179,124
2.569%, 09/22/2026(c)		1,071	969,159
3.127%, 06/03/2032(c)		368	297,212
US Bancorp Series J 5.30%, 04/15/2027(d)		427	402,336
Wells Fargo & Co. Series BB 3.90%, 03/15/2026(d)		418	385,032

			48,208,540

Brokerage – 0.3%
Charles Schwab Corp. (The) 2.90%, 03/03/2032		322	285,485
Series G 5.375%, 06/01/2025(d)		253	251,894
Series I 4.00%, 06/01/2026(d)		1,366	1,258,113
Nomura Holdings, Inc. 5.709%, 01/09/2026		906	917,996

			2,713,488

Finance – 0.7%
Air Lease Corp. 2.875%, 01/15/2026		111	104,164
3.625%, 04/01/2027		51	47,970
Aircastle Ltd. 2.85%, 01/26/2028(c)		1,329	1,157,253
4.125%, 05/01/2024		232	227,142
4.25%, 06/15/2026		83	80,014
5.25%, 08/11/2025(c)		585	572,388
Aviation Capital Group LLC 1.95%, 01/30/2026(c)		751	667,654
1.95%, 09/20/2026(c)		346	300,947
3.50%, 11/01/2027(c)		211	189,020
4.125%, 08/01/2025(c)		7	6,604
4.375%, 01/30/2024(c)		194	190,411
4.875%, 10/01/2025(c)		246	234,942
5.50%, 12/15/2024(c)		550	545,523
CDBL Funding 1 3.50%, 10/24/2027(c)		940	881,908
Synchrony Financial 2.875%, 10/28/2031		791	615,722
3.95%, 12/01/2027		429	396,786
4.50%, 07/23/2025		244	237,385
4.875%, 06/13/2025		414	406,254

			6,862,087

Insurance – 0.1%
Guardian Life Insurance Co. of America (The) 4.85%, 01/24/2077(c)		183	162,678

	Principal Amount (000)		U.S. $ Value

Swiss Re Finance Luxembourg SA 5.00%, 04/02/2049(c)	U.S.$	1,000	$969,150
Voya Financial, Inc. 5.65%, 05/15/2053		335	333,586

			1,465,414

REITs – 0.2%
American Tower Corp. 3.65%, 03/15/2027		635	604,298
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032		1,373	1,142,926
Vornado Realty LP 3.40%, 06/01/2031		718	555,589

			2,302,813

			61,552,342

Industrial – 6.3%
Basic – 0.3%
Anglo American Capital PLC 3.875%, 03/16/2029(c)		373	347,589
Celanese US Holdings LLC 5.90%, 07/05/2024		2,365	2,378,788
Freeport Indonesia PT 4.763%, 04/14/2027(c)		415	402,596
Suzano Austria GmbH 3.75%, 01/15/2031		222	189,377

			3,318,350

Capital Goods – 0.6%
CNH Industrial Capital LLC 3.95%, 05/23/2025		1,889	1,849,803
Flowserve Corp. 2.80%, 01/15/2032		545	435,390
Parker-Hannifin Corp. 4.50%, 09/15/2029		1,430	1,421,048
Regal Rexnord Corp. 6.05%, 02/15/2026(c)		2,018	2,048,290
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025		180	170,188

			5,924,719

Communications - Media – 0.5%
Discovery Communications LLC 4.65%, 05/15/2050		58	45,307
5.20%, 09/20/2047		188	156,771
5.30%, 05/15/2049		83	70,183
Prosus NV 3.257%, 01/19/2027(c)		593	538,148
3.68%, 01/21/2030(c)		428	368,883
4.027%, 08/03/2050(c)		487	325,986

	Principal Amount (000)		U.S. $ Value

Tencent Holdings Ltd. 3.24%, 06/03/2050(c)	U.S.$	655	$448,798
Time Warner Cable LLC 4.50%, 09/15/2042		235	186,449
Warnermedia Holdings, Inc. 4.279%, 03/15/2032(c)		1,595	1,418,465
Weibo Corp. 3.375%, 07/08/2030		2,114	1,765,190

			5,324,180

Communications - Telecommunications – 0.0%
T-Mobile USA, Inc. 2.625%, 02/15/2029		203	177,944
3.375%, 04/15/2029		119	108,691

			286,635

Consumer Cyclical - Automotive – 0.4%
General Motors Co. 6.125%, 10/01/2025		194	198,937
6.80%, 10/01/2027		272	289,182
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(c)		1,942	1,776,600
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(c)		1,378	1,296,078

			3,560,797

Consumer Cyclical - Other – 0.2%
Las Vegas Sands Corp. 3.90%, 08/08/2029		1,419	1,269,991
Marriott International, Inc./MD Series EE 5.75%, 05/01/2025		92	93,546
MDC Holdings, Inc. 6.00%, 01/15/2043		731	648,353

			2,011,890

Consumer Cyclical - Retailers – 0.3%
Advance Auto Parts, Inc. 3.50%, 03/15/2032		141	119,997
3.90%, 04/15/2030		1,525	1,388,436
Ross Stores, Inc. 4.70%, 04/15/2027		1,083	1,077,607

			2,586,040

Consumer Non-Cyclical – 0.8%
Altria Group, Inc. 3.40%, 05/06/2030		950	841,158
4.80%, 02/14/2029		226	223,570
BAT Capital Corp. 2.259%, 03/25/2028		1,727	1,484,374
4.70%, 04/02/2027		605	593,154
4.906%, 04/02/2030		593	561,002
Cargill, Inc. 5.125%, 10/11/2032(c)		632	658,234

	Principal Amount (000)		U.S. $ Value

Cigna Corp. 4.375%, 10/15/2028	U.S.$	501	$496,822
CVS Health Corp. 4.30%, 03/25/2028		49	48,189
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031		1,190	895,820
Philip Morris International, Inc. 5.625%, 11/17/2029		284	296,621
Takeda Pharmaceutical Co., Ltd. 4.40%, 11/26/2023		384	382,176
Zoetis, Inc. 5.40%, 11/14/2025		911	931,598

			7,412,718

Energy – 0.7%
BP Capital Markets America, Inc. 2.939%, 06/04/2051		1,962	1,402,967
Continental Resources, Inc./OK 2.875%, 04/01/2032(c)		1,496	1,169,872
5.75%, 01/15/2031(c)		1,113	1,092,554
EQT Corp. 5.70%, 04/01/2028		345	349,268
Marathon Petroleum Corp. 6.50%, 03/01/2041		0	0
Oleoducto Central SA 4.00%, 07/14/2027(c)		453	400,707
ONEOK Partners LP 6.125%, 02/01/2041		105	106,784
ONEOK, Inc. 6.10%, 11/15/2032		275	288,849
6.35%, 01/15/2031		166	176,705
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(c)		306	230,647
Var Energi ASA 7.50%, 01/15/2028(c)		867	913,437
8.00%, 11/15/2032(c)		680	744,729

			6,876,519

Other Industrial – 0.1%
Alfa SAB de CV 5.25%, 03/25/2024(c)		600	595,237

Services – 0.4%
Amazon.com, Inc. 4.55%, 12/01/2027		1,562	1,582,025
Expedia Group, Inc. 4.625%, 08/01/2027		486	478,166
6.25%, 05/01/2025(c)		34	34,589
Global Payments, Inc. 2.90%, 11/15/2031		432	360,236
5.40%, 08/15/2032		971	974,505
S&P Global, Inc. 4.25%, 05/01/2029(c)		295	290,109
4.75%, 08/01/2028(c)		59	59,744

			3,779,374

	Principal Amount (000)		U.S. $ Value

Technology – 1.9%
Broadcom, Inc. 3.137%, 11/15/2035(c)	U.S.$	188	$145,944
3.187%, 11/15/2036(c)		557	425,799
4.00%, 04/15/2029(c)		188	175,979
4.15%, 11/15/2030		260	242,567
4.15%, 04/15/2032(c)		673	614,664
4.926%, 05/15/2037(c)		689	632,530
Entegris Escrow Corp. 4.75%, 04/15/2029(c)		1,896	1,778,865
Honeywell International, Inc. 4.125%, 11/02/2034	EUR	1,853	2,068,740
HP, Inc. 5.50%, 01/15/2033	U.S.$	1,844	1,811,343
Infor, Inc. 1.75%, 07/15/2025(c)		450	409,230
Intel Corp. 5.05%, 08/05/2062		1,204	1,126,511
International Business Machines Corp. 4.50%, 02/06/2026		981	982,001
4.90%, 07/27/2052		1,186	1,153,824
Kyndryl Holdings, Inc. 2.05%, 10/15/2026		1,428	1,231,307
Micron Technology, Inc. 6.75%, 11/01/2029		1,463	1,557,583
NXP BV/NXP Funding LLC 5.55%, 12/01/2028		711	732,429
Oracle Corp. 5.375%, 07/15/2040		376	367,119
SK Hynix, Inc. 2.375%, 01/19/2031(c)		382	287,765
TSMC Arizona Corp. 3.875%, 04/22/2027		1,009	985,107
Western Digital Corp. 2.85%, 02/01/2029		426	347,352
3.10%, 02/01/2032		1,250	959,825

			18,036,484

Transportation - Airlines – 0.1%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(c)		484	478,435
4.75%, 10/20/2028(c)		614	596,962

			1,075,397

Transportation - Railroads – 0.0%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(c)		220	197,125
5.875%, 07/05/2034(c)		280	272,602

			469,727

	Principal Amount (000)		U.S. $ Value

Transportation - Services – 0.0%
ENA Master Trust 4.00%, 05/19/2048(c)	U.S.$	303	$237,382

			61,495,449

Utility – 0.4%
Electric – 0.4%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(c)		358	318,687
Chile Electricity Pec SpA Zero Coupon, 01/25/2028(c)		661	488,025
Duke Energy Carolinas NC Storm Funding LLC Series A-2 2.617%, 07/01/2041		1,183	911,265
Engie Energia Chile SA 3.40%, 01/28/2030(c)		751	626,991
Public Service Enterprise Group, Inc. 5.85%, 11/15/2027		1,054	1,106,710

			3,451,678

Total Corporates - Investment Grade (cost $134,625,016)			126,499,469

ASSET-BACKED SECURITIES – 5.4%
Autos - Fixed Rate – 3.2%
ACM Auto Trust Series 2022-1A, Class A 3.23%, 04/20/2029(c)		427	425,766
Series 2023-1A, Class A 6.61%, 01/22/2030(c)		2,138	2,138,383
American Credit Acceptance Receivables Trust Series 2022-3, Class A 4.12%, 02/13/2026(c)		960	953,499
Avis Budget Rental Car Funding AESOP LLC Series 2017-2A, Class D 4.56%, 03/20/2024(c)		816	813,543
Series 2018-1A, Class A 3.70%, 09/20/2024(c)		1,760	1,745,312
Series 2018-2A, Class A 4.00%, 03/20/2025(c)		1,425	1,406,147
Carvana Auto Receivables Trust Series 2021-N3, Class C 1.02%, 06/12/2028		599	572,182
Series 2021-N4, Class D 2.30%, 09/11/2028		916	843,108
Series 2021-P4, Class D 2.61%, 09/11/2028		1,206	972,463
CPS Auto Receivables Trust Series 2021-C, Class D 1.69%, 06/15/2027(c)		1,080	1,000,930
Series 2022-A, Class C 2.17%, 04/16/2029(c)		1,765	1,664,320

	Principal Amount (000)		U.S. $ Value

FHF Trust Series 2021-2A, Class A 0.83%, 12/15/2026(c)	U.S.$	414	$394,790
Ford Credit Auto Owner Trust Series 2021-1, Class D 2.31%, 10/17/2033(c)		1,000	878,782
Hertz Vehicle Financing III LLC Series 2022-1A, Class C 2.63%, 06/25/2026(c)		1,660	1,517,729
LAD Auto Receivables Trust Series 2021-1A, Class A 1.30%, 08/17/2026(c)		741	718,370
Series 2022-1A, Class A 5.21%, 06/15/2027(c)		1,821	1,796,687
Octane Receivables Trust Series 2021-2A, Class B 2.02%, 09/20/2028(c)		1,508	1,372,428
Prestige Auto Receivables Trust Series 2022-1A, Class A2 5.90%, 07/15/2025(c)		1,459	1,460,850
Research-Driven Pagaya Motor Asset Trust VII Series 2022-3A, Class A 5.38%, 11/25/2030(c)		2,180	2,131,018
Santander Bank Auto Credit-Linked Notes Series 2022-A, Class B 5.281%, 05/15/2032(c)		1,939	1,894,440
Series 2022-B, Class B 5.721%, 08/16/2032(c)		1,955	1,947,698
Santander Bank NA - SBCLN Series 2021-1A, Class B 1.833%, 12/15/2031(c)		672	650,190
United Auto Credit Securitization Trust Series 2022-2, Class A 4.39%, 04/10/2025(c)		1,464	1,458,024
Series 2023-1, Class A 5.57%, 07/10/2025(c)		1,905	1,905,207

			30,661,866

Other ABS - Fixed Rate – 1.8%
AB Issuer LLC Series 2021-1, Class A2 3.734%, 07/30/2051(c)		1,457	1,204,577
Affirm Asset Securitization Trust Series 2021-Z1, Class A 1.07%, 08/15/2025(c)		211	205,671
Series 2021-Z2, Class A 1.17%, 11/16/2026(c)		357	342,210
Series 2022-X1, Class A 1.75%, 02/15/2027(c)		960	938,060
Amur Equipment Finance Receivables XI LLC Series 2022-2A, Class A2 5.30%, 06/21/2028(c)		936	930,688

	Principal Amount (000)		U.S. $ Value

Atalaya Equipment Leasing Trust Series 2021-1A, Class B 2.08%, 02/15/2027(c)	U.S.$	482	$455,476
BHG Securitization Trust Series 2022-A, Class D 3.56%, 02/20/2035(c)		1,350	1,138,711
Cajun Global LLC Series 2021-1, Class A2 3.931%, 11/20/2051(c)		457	393,304
College Ave Student Loans LLC Series 2021-C, Class B 2.72%, 07/26/2055(c)		603	517,402
Dext ABS LLC Series 2021-1, Class B 1.76%, 02/15/2028(c)		197	182,343
Diamond Issuer Series 2021-1A, Class A 2.305%, 11/20/2051(c)		2,152	1,860,290
Domino’s Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.662%, 04/25/2051(c)		767	668,921
GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(c)		491	430,201
Hardee’s Funding LLC Series 2018-1A, Class A23 5.71%, 06/20/2048(c)		496	473,175
Series 2020-1A, Class A2 3.981%, 12/20/2050(c)		328	290,552
MVW LLC Series 2021-2A, Class B 1.83%, 05/20/2039(c)		891	803,880
Neighborly Issuer Series 2022-1A, Class A2 3.695%, 01/30/2052(c)		1,648	1,373,745
Series 2023-1A, Class A2 7.308%, 01/30/2053(c)		1,965	1,925,700
Neighborly Issuer LLC Series 2021-1A, Class A2 3.584%, 04/30/2051(c)		516	437,218
Nelnet Student Loan Trust Series 2021-CA, Class B 2.53%, 04/20/2062(c)		758	619,574
Series 2021-DA, Class B 2.90%, 04/20/2062(c)		793	667,685
NMEF Funding LLC Series 2022-B, Class A2 6.07%, 06/15/2029(c)		968	971,898
Upstart Securitization Trust Series 2021-3, Class B 1.66%, 07/20/2031(c)		1,090	1,019,908

			17,851,189

	Principal Amount (000)		U.S. $ Value

Credit Cards - Fixed Rate – 0.4%
Brex Commercial Charge Card Master Trust Series 2021-1, Class A 2.09%, 07/15/2024(c)	U.S.$	729	$722,296
Series 2022-1, Class A 4.63%, 07/15/2025(c)		2,894	2,813,843
Mission Lane Credit Card Master Trust Series 2021-A, Class B 2.24%, 09/15/2026(c)		352	342,473

			3,878,612

Total Asset-Backed Securities (cost $55,653,136)			52,391,667

COLLATERALIZED MORTGAGE OBLIGATIONS – 5.0%
Risk Share Floating Rate – 4.9%
Bellemeade Re Ltd. Series 2019-1A, Class M1B 6.256% (LIBOR 1 Month + 1.75%), 03/25/2029(c) (e)		8	7,814
Series 2019-3A, Class M1B 6.106% (LIBOR 1 Month + 1.60%), 07/25/2029(c) (e)		55	55,365
Series 2019-3A, Class M1C 6.456% (LIBOR 1 Month + 1.95%), 07/25/2029(c) (e)		480	477,737
Series 2021-1A, Class M1C 7.26% (SOFR + 2.95%), 03/25/2031(c) (e)		728	716,611
Series 2021-2A, Class M1B 5.81% (SOFR + 1.50%), 06/25/2031(c) (e)		1,425	1,390,345
Series 2021-3A, Class A2 5.31% (SOFR + 1.00%), 09/25/2031(c) (e)		1,699	1,643,665
Series 2022-1, Class M1B 6.46% (SOFR + 2.15%), 01/26/2032(c) (e)		1,255	1,212,826
Series 2022-2, Class M1A 8.31% (SOFR + 4.00%), 09/27/2032(c) (e)		2,594	2,594,118
Connecticut Avenue Securities Trust Series 2018-R07, Class 1M2 6.906% (LIBOR 1 Month + 2.40%), 04/25/2031(c) (e)		41	40,767
Series 2019-R02, Class 1M2 6.806% (LIBOR 1 Month + 2.30%), 08/25/2031(c) (e)		14	13,828
Series 2019-R03, Class 1M2 6.656% (LIBOR 1 Month + 2.15%), 09/25/2031(c) (e)		8	8,427

	Principal Amount (000)		U.S. $ Value

Series 2019-R06, Class 2M2 6.606% (LIBOR 1 Month + 2.10%), 09/25/2039(c) (e)	U.S.$	4	$3,989
Series 2019-R07, Class 1M2 6.606% (LIBOR 1 Month + 2.10%), 10/25/2039(c) (e)		73	73,013
Series 2020-R01, Class 1M2 6.556% (LIBOR 1 Month + 2.05%), 01/25/2040(c) (e)		362	361,998
Series 2020-R02, Class 2M2 6.506% (LIBOR 1 Month + 2.00%), 01/25/2040(c) (e)		186	185,186
Series 2021-R01, Class 1M2 5.86% (SOFR + 1.55%), 10/25/2041(c) (e)		1,447	1,424,990
Series 2021-R03, Class 1M2 5.96% (SOFR + 1.65%), 12/25/2041(c) (e)		864	830,314
Series 2022-R01, Class 1M2 6.21% (SOFR + 1.90%), 12/25/2041(c) (e)		2,899	2,825,229
Series 2022-R02, Class 2M1 5.51% (SOFR + 1.20%), 01/25/2042(c) (e)		1,758	1,740,514
Series 2022-R03, Class 1M2 7.81% (SOFR + 3.50%), 03/25/2042(c) (e)		2,283	2,314,194
Series 2022-R04, Class 1M2 7.41% (SOFR + 3.10%), 03/25/2042(c) (e)		573	575,230
Eagle Re Ltd. Series 2021-2, Class M1B 6.36% (SOFR + 2.05%), 04/25/2034(c) (e)		675	668,004
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-HQA2, Class M3 9.306% (LIBOR 1 Month + 4.80%), 05/25/2028(e)		94	96,404
Series 2019-DNA4, Class M2 6.456% (LIBOR 1 Month + 1.95%), 10/25/2049(c) (e)		60	60,074
Series 2020-DNA1, Class M2 6.206% (LIBOR 1 Month + 1.70%), 01/25/2050(c) (e)		172	171,814
Series 2020-DNA5, Class M2 7.11% (SOFR + 2.80%), 10/25/2050(c) (e)		368	371,591
Series 2021-DNA5, Class M2 5.96% (SOFR + 1.65%), 01/25/2034(c) (e)		477	472,310

	Principal Amount (000)		U.S. $ Value

Series 2021-DNA6, Class M2 5.81% (SOFR + 1.50%), 10/25/2041(c) (e)	U.S.$	2,561	$2,452,627
Series 2021-DNA7, Class M2 6.11% (SOFR + 1.80%), 11/25/2041(c) (e)		2,635	2,537,451
Series 2021-HQA3, Class M1 5.16% (SOFR + 0.85%), 09/25/2041(c) (e)		1,072	1,034,932
Series 2021-HQA4, Class M2 6.66% (SOFR + 2.35%), 12/25/2041(c) (e)		1,765	1,580,101
Series 2022-DNA1, Class M1B 6.16% (SOFR + 1.85%), 01/25/2042(c) (e)		1,542	1,493,664
Series 2022-DNA2, Class M1B 6.71% (SOFR + 2.40%), 02/25/2042(c) (e)		2,468	2,423,339
Series 2022-DNA3, Class M1B 7.21% (SOFR + 2.90%), 04/25/2042(c) (e)		1,069	1,072,044
Series 2022-DNA4, Class M1B 7.66% (SOFR + 3.35%), 05/25/2042(c) (e)		2,051	2,088,193
Series 2022-DNA5, Class M1B 8.81% (SOFR + 4.50%), 06/25/2042(c) (e)		3,681	3,907,246
Series 2022-DNA6, Class M1A 6.46% (SOFR + 2.15%), 09/25/2042(c) (e)		1,117	1,125,160
Series 2022-DNA7, Class M1A 6.81% (SOFR + 2.50%), 03/25/2052(c) (e)		3,059	3,097,978
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C04, Class 1M2 9.406% (LIBOR 1 Month + 4.90%), 11/25/2024(e)		112	116,435
Series 2015-C02, Class 1M2 8.506% (LIBOR 1 Month + 4.00%), 05/25/2025(e)		98	100,466
Series 2015-C03, Class 1M2 9.506% (LIBOR 1 Month + 5.00%), 07/25/2025(e)		94	98,745
Series 2015-C03, Class 2M2
Series 2015-C04, Class 1M2 10.206% (LIBOR 1 Month + 5.70%), 04/25/2028(e)		378	398,805
Series 2021-R02, Class 2M2 6.31% (SOFR + 2.00%), 11/25/2041(c) (e)		1,221	1,155,738

	Principal Amount (000)		U.S. $ Value

PMT Credit Risk Transfer Trust Series 2019-2R, Class A 7.267% (LIBOR 1 Month + 2.75%), 05/27/2023(c) (e)	U.S.$	501	$489,248
Series 2019-3R, Class A 8.217% (LIBOR 1 Month + 3.70%), 11/27/2031(c) (e)		45	43,505
Series 2020-1R, Class A 6.867% (LIBOR 1 Month + 2.35%), 02/27/2023(e) (f)		165	159,038
Radnor Re Ltd. Series 2019-1, Class M1B 6.456% (LIBOR 1 Month + 1.95%), 02/25/2029(c) (e)		586	581,493
Series 2019-2, Class M1B 6.256% (LIBOR 1 Month + 1.75%), 06/25/2029(c) (e)		52	51,752
Series 2020-1, Class M1A 5.456% (LIBOR 1 Month + 0.95%), 01/25/2030(c) (e)		36	35,804
Traingle Re Ltd. Series 2021-3, Class M1A 6.21% (SOFR + 1.90%), 02/25/2034(c) (e)		874	872,040

			47,252,161

Agency Floating Rate – 0.1%
Federal Home Loan Mortgage Corp. REMICs Series 3955, Class SD 2.141% (6.60% - LIBOR 1 Month), 11/15/2041(e) (g)		1,875	174,818
Series 4693, Class SL 1.691% (6.15% - LIBOR 1 Month), 06/15/2047(e) (g)		1,133	132,958
Series 4954, Class SL 1.544% (6.05% - LIBOR 1 Month), 02/25/2050(e) (g)		1,418	157,456
Series 4981, Class HS 1.594% (6.10% - LIBOR 1 Month), 06/25/2050(e) (g)		2,834	291,478
Federal National Mortgage Association REMICs Series 2011-131, Class ST 2.034% (6.54% - LIBOR 1 Month), 12/25/2041(e) (g)		5	713
Series 2014-17, Class SA 1.544% (6.05% - LIBOR 1 Month), 04/25/2044(e) (g)		38	4,212
Series 2014-78, Class SE 1.594% (6.10% - LIBOR 1 Month), 12/25/2044(e) (g)		839	89,319
Series 2016-77, Class DS 1.494% (6.00% - LIBOR 1 Month), 10/25/2046(e) (g)		885	96,612

	Principal Amount (000)		U.S. $ Value

Series 2017-62, Class AS 1.644% (6.15% - LIBOR 1 Month), 08/25/2047(e) (g)	U.S.$	962	$119,532
Series 2017-81, Class SA 1.694% (6.20% - LIBOR 1 Month), 10/25/2047(e) (g)		15	1,850
Series 2017-97, Class LS 1.694% (6.20% - LIBOR 1 Month), 12/25/2047(e) (g)		1,382	170,338
Government National Mortgage Association Series 2017-122, Class SA 1.714% (6.20% - LIBOR 1 Month), 08/20/2047(e) (g)		742	89,516
Series 2017-134, Class MS 1.714% (6.20% - LIBOR 1 Month), 09/20/2047(e) (g)		838	104,648

			1,433,450

Non-Agency Floating Rate – 0.0%
JPMorgan Chase Bank, NA Series 2019-CL1, Class M3 6.606% (LIBOR 1 Month + 2.10%), 04/25/2047(c) (e)		139	132,978

Total Collateralized Mortgage Obligations (cost $49,115,060)			48,818,589

COLLATERALIZED LOAN OBLIGATIONS – 2.8%
CLO - Floating Rate – 2.8%
AGL CLO 10 Ltd. Series 2021-10A, Class A 5.922% (LIBOR 3 Month + 1.13%), 04/15/2034(c) (e)		250	245,695
AGL CLO 12 Ltd. Series 2021-12A, Class D 7.658% (LIBOR 3 Month + 2.85%), 07/20/2034(c) (e)		948	877,328
AGL CLO 16 Ltd. Series 2021-16A, Class A 5.938% (LIBOR 3 Month + 1.13%), 01/20/2035(c) (e)		4,408	4,332,439
Series 2021-16A, Class D 7.908% (LIBOR 3 Month + 3.10%), 01/20/2035(c) (e)		650	608,548
Balboa Bay Loan Funding Ltd. Series 2020-1A, Class DR 7.958% (LIBOR 3 Month + 3.15%), 01/20/2032(c) (e)		415	387,091
Series 2021-1A, Class A 6.008% (LIBOR 3 Month + 1.20%), 07/20/2034(c) (e)		1,111	1,094,529
Ballyrock CLO 15 Ltd. Series 2021-1A, Class C 7.892% (LIBOR 3 Month + 3.10%), 04/15/2034(c) (e)		1,000	925,699

	Principal Amount (000)		U.S. $ Value

Ballyrock CLO 16 Ltd. Series 2021-16A, Class C 7.708% (LIBOR 3 Month + 2.90%), 07/20/2034(c) (e)	U.S.$	660	$600,953
Crown Point CLO 11 Ltd. Series 2021-11A, Class D 8.392% (LIBOR 3 Month + 3.60%), 01/17/2034(c) (e)		400	382,966
Dryden 78 CLO Ltd. Series 2020-78A, Class C 6.742% (LIBOR 3 Month + 1.95%), 04/17/2033(c) (e)		880	841,073
Series 2020-78A, Class D 7.792% (LIBOR 3 Month + 3.00%), 04/17/2033(c) (e)		460	432,274
Dryden 98 CLO Ltd. Series 2022-98A, Class D 7.739% (SOFR + 3.10%), 04/20/2035(c) (e)		500	441,156
Elevation CLO Ltd. Series 2020-11A, Class C 6.992% (LIBOR 3 Month + 2.20%), 04/15/2033(c) (e)		780	728,335
Elmwood CLO IX Ltd. Series 2021-2A, Class D 7.758% (LIBOR 3 Month + 2.95%), 07/20/2034(c) (e)		1,065	1,004,939
Flatiron CLO 21 Ltd. Series 2021-1A, Class D 7.698% (LIBOR 3 Month + 2.90%), 07/19/2034(c) (e)		1,120	1,039,573
Goldentree Loan Management US CLO 7 Ltd. Series 2020-7A, Class AR 5.878% (LIBOR 3 Month + 1.07%), 04/20/2034(c) (e)		1,077	1,058,667
Magnetite XXVI Ltd. Series 2020-26A, Class A1R 5.938% (LIBOR 3 Month + 1.12%), 07/25/2034(c) (e)		2,348	2,319,425
Neuberger Berman Loan Advisers CLO 42 Ltd. Series 2021-42A, Class D 7.592% (LIBOR 3 Month + 2.80%), 07/16/2035(c) (e)		1,295	1,207,500
Neuberger Berman Loan Advisers CLO 43 Ltd. Series 2021-43A, Class A 5.922% (LIBOR 3 Month + 1.13%), 07/17/2035(c) (e)		1,354	1,334,650
Neuberger Berman Loan Advisers CLO Ltd. Series 2021-42A, Class A 5.892% (LIBOR 3 Month + 1.10%), 07/16/2035(c) (e)		903	891,377

	Principal Amount (000)		U.S. $ Value

New Mountain CLO 3 Ltd. Series CLO-3A, Class A 5.988% (LIBOR 3 Month + 1.18%), 10/20/2034(c) (e)	U.S.$	500	$489,875
OCP CLO Ltd. Series 2020-18A, Class AR 5.898% (LIBOR 3 Month + 1.09%), 07/20/2032(c) (e)		1,424	1,409,665
Pikes Peak CLO 8 Series 2021-8A, Class A 5.978% (LIBOR 3 Month + 1.17%), 07/20/2034(c) (e)		1,450	1,430,975
Rad CLO 7 Ltd. Series 2020-7A, Class C 6.792% (LIBOR 3 Month + 2.00%), 04/17/2033(c) (e)		400	384,652
Rad CLO 14 Ltd Series 2021-14A, Class A 5.962% (LIBOR 3 Month + 1.17%), 01/15/2035(c) (e)		291	286,716
Regatta XX Funding Ltd. Series 2021-2A, Class D 7.892% (LIBOR 3 Month + 3.10%), 10/15/2034(c) (e)		1,425	1,340,334
Regatta XXIV Funding Ltd. Series 2021-5A, Class D 7.342% (LIBOR 3 Month + 3.10%), 01/20/2035(c) (e)		500	463,393
Sixth Street CLO XVII Ltd. Series 2021-17A, Class A 6.048% (LIBOR 3 Month + 1.24%), 01/20/2034(c) (e)		381	378,704
Voya CLO Ltd. Series 2019-1A, Class DR 7.642% (LIBOR 3 Month + 2.85%), 04/15/2031(c) (e)		340	305,486

Total Collateralized Loan Obligations (cost $28,171,283)			27,244,017

MORTGAGE PASS-THROUGHS – 2.7%
Agency Fixed Rate 30-Year – 2.7%
Federal National Mortgage Association Series 2022 2.50%, 03/01/2052		3,751	3,292,869
3.00%, 02/01/2052		6,663	6,098,594
Uniform Mortgage-Backed Security Series 2023 2.50%, 02/01/2053, TBA		7,341	6,425,092
3.00%, 02/01/2053, TBA		11,228	10,190,918

Total Mortgage Pass-Throughs (cost $26,657,699)			26,007,473

	Principal Amount (000)		U.S. $ Value

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.7%
Non-Agency Floating Rate CMBS – 1.2%
AREIT Trust Series 2022-CRE6, Class A 5.56% (SOFR + 1.25%), 01/16/2037(c) (e)	U.S.$	3,751	$3,618,819
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 5.46% (LIBOR 1 Month + 1.00%), 11/15/2033(c) (e)		1,755	1,662,197
BBCMS Mortgage Trust Series 2020-BID, Class A 6.599% (LIBOR 1 Month + 2.14%), 10/15/2037(c) (e)		1,383	1,350,077
BFLD Trust Series 2021-FPM, Class A 6.06% (LIBOR 1 Month + 1.60%), 06/15/2038(c) (e)		2,276	2,190,703
BX Commercial Mortgage Trust Series 2019-IMC, Class D 6.359% (LIBOR 1 Month + 1.90%), 04/15/2034(c) (e)		185	176,958
Series 2019-IMC, Class E 6.609% (LIBOR 1 Month + 2.15%), 04/15/2034(c) (e)		895	846,672
CLNY Trust Series 2019-IKPR, Class D 6.484% (LIBOR 1 Month + 2.02%), 11/15/2038(c) (e)		1,000	932,373
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk Series 2021-MN1, Class M1 6.31% (SOFR + 2.00%), 01/25/2051(c) (e)		112	106,096
HFX Funding Issuer Series 2017-1A, Class A3 3.647%, 03/15/2035(f)		1,070	1,024,103
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 6.058% (SOFR + 1.58%), 07/15/2036(c) (e)		461	443,705

			12,351,703

Non-Agency Fixed Rate CMBS – 0.5%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.534%, 03/10/2037(c)		520	331,887
Citigroup Commercial Mortgage Trust Series 2013-GC11, Class B 3.732%, 04/10/2046		915	911,738
Series 2013-GC11, Class D 4.377%, 04/10/2046(c)		191	186,856

	Principal Amount (000)		U.S. $ Value

Commercial Mortgage Trust Series 2013-SFS, Class A1 1.873%, 04/12/2035(c)	U.S.$	14	$13,493
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.154%, 08/10/2044(c)		19	7,770
Series 2014-GC18, Class D 5.055%, 01/10/2047(c)		157	58,864
GSF Series 2021-1, Class A1 1.433%, 08/15/2026(f) (h)		573	537,753
Series 2021-1, Class A2 2.435%, 08/15/2026(f) (h)		1,421	1,344,344
Series 2021-1, Class AS 2.638%, 08/15/2026(f) (h)		40	36,241
JPMBB Commercial Mortgage Securities Trust Series 2014-C21, Class B 4.341%, 08/15/2047		314	295,681
Series 2014-C22, Class XA 0.799%, 09/15/2047(i)		17,637	154,318
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039		78	34,070
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class XA 1.038%, 10/15/2048(i)		9,375	176,310
Wells Fargo Commercial Mortgage Trust Series 2016-LC25, Class C 4.342%, 12/15/2059		330	288,730
Series 2016-NXS6, Class C 4.386%, 11/15/2049		525	462,777

			4,840,832

Total Commercial Mortgage-Backed Securities (cost $18,327,885)			17,192,535

CORPORATES - NON-INVESTMENT GRADE – 1.6%
Industrial – 1.4%
Basic – 0.1%
INEOS Quattro Finance 2 PLC 2.50%, 01/15/2026(c)	EUR	506	490,787

Capital Goods – 0.0%
TK Elevator Midco GmbH 4.375%, 07/15/2027(c)		401	394,702

Communications - Media – 0.4%
Altice Financing SA 3.00%, 01/15/2028(c)		642	558,005
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/2030(c)	U.S.$	104	88,918
4.50%, 06/01/2033(c)		368	299,018
4.75%, 02/01/2032(c)		2,261	1,921,307

	Principal Amount (000)		U.S. $ Value

DISH DBS Corp. 5.75%, 12/01/2028(c)	U.S.$	1,067	$875,121
VZ Vendor Financing II BV 2.875%, 01/15/2029(c)	EUR	561	479,064

			4,221,433

Communications - Telecommunications – 0.1%
Altice France SA/France 3.375%, 01/15/2028(c)		307	261,838
Lorca Telecom Bondco SA 4.00%, 09/18/2027(c)		642	640,418

			902,256

Consumer Cyclical - Automotive – 0.2%
Ford Motor Co. 6.10%, 08/19/2032	U.S.$	1,172	1,150,025
Ford Motor Credit Co. LLC 7.35%, 11/04/2027		501	525,409

			1,675,434

Consumer Cyclical - Entertainment – 0.2%
Carnival Corp. 4.00%, 08/01/2028(c)		1,235	1,064,607
Royal Caribbean Cruises Ltd. 8.25%, 01/15/2029(c)		1,118	1,168,008

			2,232,615

Consumer Cyclical - Other – 0.1%
Caesars Entertainment, Inc. 7.00%, 02/15/2030(c)		561	571,670

Consumer Non-Cyclical – 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 03/15/2029(c)		664	572,733
IQVIA, Inc. 2.25%, 03/15/2029(c)	EUR	550	502,581
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(c)		550	522,258

			1,597,572

Services – 0.1%
APCOA Parking Holdings GmbH 4.625%, 01/15/2027(c)		642	605,221

Technology – 0.1%
Playtech PLC 4.25%, 03/07/2026(c)		550	574,643

			13,266,333

	Principal Amount (000)		U.S. $ Value

Financial Institutions – 0.1%
Banking – 0.1%
Credit Suisse Group AG 5.25%, 02/11/2027(c) (d)	U.S.$	713	$539,114
6.375%, 08/21/2026(c) (d)		320	261,018
7.50%, 07/17/2023(c) (d)		694	645,614

			1,445,746

Utility – 0.1%
Electric – 0.1%
Vistra Corp. 7.00%, 12/15/2026(c) (d)		751	706,961

Total Corporates - Non-Investment Grade (cost $17,341,319)			15,419,040

EMERGING MARKETS - CORPORATE BONDS – 0.3%
Industrial – 0.3%
Basic – 0.0%
Volcan Cia Minera SAA 4.375%, 02/11/2026(c)		125	110,047

Capital Goods – 0.1%
Embraer Netherlands Finance BV 5.40%, 02/01/2027		590	578,937
6.95%, 01/17/2028(c)		384	392,832
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(c)		270	433

			972,202

Communications - Media – 0.0%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(c)		427	362,763

Consumer Cyclical - Other – 0.1%
Wynn Macau Ltd. 5.625%, 08/26/2028(c)		483	427,455

Consumer Non-Cyclical – 0.1%
Natura & Co. Luxembourg Holdings SARL 6.00%, 04/19/2029(c)		592	518,192
Natura Cosmeticos SA 4.125%, 05/03/2028(c)		583	481,092
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(f) (h) (j) (k) (l)		655	66

			999,350

			2,871,817

Utility – 0.0%
Electric – 0.0%
Terraform Global Operating LP 6.125%, 03/01/2026(f)		89	84,659

	Principal Amount (000)		U.S. $ Value

Financial Institutions – 0.0%
Other Finance – 0.0%
OEC Finance Ltd. 5.25%, 12/27/2033(c) (m)	U.S.$	257	$6,047

Total Emerging Markets - Corporate Bonds (cost $4,114,912)			2,962,523

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.3%
United States – 0.3%
City of New York Series 2021-D 1.923%, 08/01/2031		775	627,724
Port Authority of New York & New Jersey Series 2020-A 1.086%, 07/01/2023		660	649,994
Tobacco Settlement Finance Authority/WV Series 2020 3.00%, 06/01/2035		396	366,365
University of California Series 2021-B 3.071%, 05/15/2051		1,465	1,061,545

Total Local Governments - US Municipal Bonds (cost $3,286,938)			2,705,628

QUASI-SOVEREIGNS – 0.2%
Quasi-Sovereign Bonds – 0.2%
Mexico – 0.2%
Comision Federal de Electricidad 3.348%, 02/09/2031(c)		1,089	891,142
4.688%, 05/15/2029(c)		1,016	932,371

Total Quasi-Sovereigns (cost $2,104,817)			1,823,513

EMERGING MARKETS - SOVEREIGNS – 0.1%
Dominican Republic – 0.1%
Dominican Republic International Bond 4.875%, 09/23/2032(c) (cost $1,213,000)		1,213	1,031,277

	Shares

COMMON STOCKS – 0.0%
Financials – 0.0%
Insurance – 0.0%
Mt. Logan Re Ltd. (Special Investment)(h) (k) (cost $213,001)		452	383,252

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - SOVEREIGN BONDS – 0.0%
Colombia – 0.0%
Colombia Government International Bond 3.125%, 04/15/2031 (cost $247,293)	U.S.$	248	$187,441

	Shares

SHORT-TERM INVESTMENTS – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.15%(n) (o) (p) (cost $923,572)		923,572	923,572

Total Investments – 106.7% (cost $1,063,265,412)(q)			1,038,355,599
Other assets less liabilities – (6.7)%			(65,631,054)

Net Assets – 100.0%			$972,724,545

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	91	March 2023	$11,029,484	$(3,481)
U.S. T-Note 2 Yr (CBT) Futures	298	March 2023	61,283,235	220,443
U.S. T-Note 5 Yr (CBT) Futures	163	March 2023	17,806,477	83,720
Sold Contracts
10 Yr Japan Bond (OSE) Futures	36	March 2023	40,534,399	489,664
U.S. 10 Yr Ultra Futures	171	March 2023	20,725,734	36,255
U.S. Ultra Bond (CBT) Futures	72	March 2023	10,206,000	(285,854)

				$540,747

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Citibank, NA	JPY	104,935	USD	760	02/09/2023	$(47,321)
State Street Bank & Trust Co.	USD	797	JPY	103,621	02/09/2023	(556)
UBS AG	EUR	7,354	USD	7,763	02/27/2023	(244,922)

						$(292,799)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 39, 5 Year Index, 12/20/2027*	(5.00)%	Quarterly	4.29%	USD	10,100	$ (338,668)	$ 236,583	$ (575,251)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	9,000	07/15/2023	1.902%	CPI#	Maturity	$889,893	$—	$889,893
USD	3,000	01/15/2024	1.599%	CPI#	Maturity	348,269	—	348,269
USD	20,700	07/15/2024	3.440%	CPI#	Maturity	(109,791)	—	(109,791)
USD	64,600	02/26/2025	1.589%	CPI#	Maturity	7,643,924	—	7,643,924
USD	38,550	02/28/2025	1.527%	CPI#	Maturity	4,676,651	—	4,676,651
USD	61,010	05/13/2027	3.263%	CPI#	Maturity	(961,138)	—	(961,138)
USD	29,760	07/08/2027	2.770%	CPI#	Maturity	(10,608)	—	(10,608)
USD	29,760	07/08/2027	2.778%	CPI#	Maturity	(21,294)	—	(21,294)

						$12,455,906	$—	$12,455,906

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	1,160	06/09/2025	2.488%	3 Month LIBOR	Semi-Annual/ Quarterly	$51,328	$—	$51,328
USD	2,106	08/04/2025	2.293%	3 Month LIBOR	Semi-Annual/ Quarterly	96,640	—	96,640
USD	5,400	10/04/2026	1.487%	3 Month LIBOR	Semi-Annual/ Quarterly	431,778	—	431,778
USD	1,080	11/08/2026	1.657%	3 Month LIBOR	Semi-Annual/ Quarterly	90,488	—	90,488
USD	1,080	11/09/2026	1.672%	3 Month LIBOR	Semi-Annual/ Quarterly	89,794	—	89,794
USD	7,030	04/04/2027	2.436%	3 Month LIBOR	Semi-Annual/ Quarterly	336,576	—	336,576
USD	20,920	06/05/2027	0.558%	3 Month LIBOR	Semi-Annual/ Quarterly	2,811,456	—	2,811,456
USD	715	07/12/2027	2.355%	3 Month LIBOR	Semi-Annual/ Quarterly	41,812	—	41,812

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	5,395	06/04/2029	2.150%	3 Month LIBOR	Semi-Annual/ Quarterly	$462,686	$—	$462,686
USD	3,170	09/27/2029	1.593%	3 Month LIBOR	Semi-Annual/ Quarterly	368,940	—	368,940
USD	40,300	05/21/2031	1.617%	3 Month LIBOR	Semi-Annual/ Quarterly	5,758,182	—	5,758,182
USD	1,490	11/10/2035	2.631%	3 Month LIBOR	Semi-Annual/ Quarterly	143,318	—	143,318

						$10,682,998	$—	$10,682,998

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	6	$(1,358)	$(832)	$(526)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	6	(1,358)	(665)	(693)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	8	(1,961)	(759)	(1,202)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	17	(4,074)	(2,310)	(1,764)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	17	(4,073)	(2,104)	(1,969)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	15	(3,771)	(1,730)	(2,041)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	23	(5,583)	(2,695)	(2,888)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	27	(6,488)	(3,235)	(3,253)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	27	(6,487)	(3,131)	(3,356)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	37	$(9,052)	$(4,369)	$(4,683)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	37	(9,053)	(3,943)	(5,110)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	57	(13,880)	(6,535)	(7,345)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	54	(13,126)	(5,717)	(7,409)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	75	(18,256)	(7,623)	(10,633)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	3	(754)	(358)	(396)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	75	(18,406)	(8,535)	(9,871)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	86	(20,971)	(9,898)	(11,073)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	80	(19,613)	(6,051)	(13,562)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	140	(34,097)	(19,244)	(14,853)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	85	(20,820)	(5,476)	(15,344)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	105	(25,498)	(8,034)	(17,464)
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	19	(4,527)	(2,019)	(2,508)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	80	(19,614)	(9,403)	(10,211)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	93	(22,631)	(10,849)	(11,782)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	134	(32,739)	(14,247)	(18,492)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	135	$(32,890)	$(14,307)	$(18,583)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	270	(65,781)	(17,954)	(47,827)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	409	(99,878)	(26,631)	(73,247)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	442	(107,723)	(23,523)	(84,200)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	9	(2,263)	(1,308)	(955)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	9	(2,264)	(772)	(1,492)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	17	(4,073)	(1,987)	(2,086)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	19	(4,526)	(1,701)	(2,825)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	19	(4,526)	(1,572)	(2,954)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	36	(8,902)	(3,656)	(5,246)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	103	(25,044)	(10,151)	(14,893)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	110	(26,855)	(8,828)	(18,027)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	229	(55,974)	(34,805)	(21,169)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	199	(48,581)	(25,153)	(23,428)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	320	(78,001)	(49,200)	(28,801)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	370	(90,222)	(52,763)	(37,459)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	118	$(28,817)	$(7,731)	$(21,086)

						$(1,004,510)	$(421,804)	$(582,706)

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, NA	USD	23,800	07/15/2023	1.848%	CPI#	Maturity	$2,420,979	$—	$2,420,979

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	USD	595	03/06/2042	2.804%	3 Month LIBOR	Semi-Annual/ Quarterly	$55,298	$—	$55,298

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	U.S. $ Value at January 31, 2023
HSBC Securities (USA), Inc.†	4.40%	—	$19,193,450
HSBC Securities (USA), Inc.†	4.40%	—	10,565,685
HSBC Securities (USA), Inc.†	4.40%	—	6,030,162
JPMorgan Chase Bank†	4.37%	—	5,764,945

			$41,554,242

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on January 31, 2023.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total

Inflation-Linked Securities	$41,554,242	$0	$0	$0	$41,554,242

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2023, the aggregate market value of these securities amounted to $205,280,486 or 21.1% of net assets.

(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2023.
(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.34% of net assets as of January 31, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
GSF Series 2021-1, Class A1 1.433%, 08/15/2026	02/25/2021	$557,165	$537,753	0.06%
GSF Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021	1,454,735	1,344,344	0.14%
GSF Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021	40,794	36,241	0.00%
HFX Funding Issuer Series 2017-1A, Class A3 3.647%, 03/15/2035	11/19/2020	1,138,250	1,024,103	0.11%
PMT Credit Risk Transfer Trust Series 2020-1R, Class A 6.867%, 02/27/2023	02/11/2000	164,547	159,038	0.02%
Terraform Global Operating LP 6.125%, 03/01/2026	02/08/2018	89,000	84,659	0.01%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	01/24/2014	363,153	66	0.00%

(g)	Inverse interest only security.
(h)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(i)	IO - Interest Only.
(j)	Fair valued by the Adviser.
(k)	Non-income producing security.
(l)	Defaulted matured security.
(m)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at January 31, 2023.
(n)	Affiliated investments.
(o)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(p)	The rate shown represents the 7-day yield as of period end.

(q)

As of January 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $34,722,176 and gross unrealized depreciation of investments was $(34,926,817), resulting in net unrealized depreciation of $(204,641).

Currency Abbreviations:

EUR – Euro

JPY – Japanese Yen

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CPI – Consumer Price Index

LIBOR – London Interbank Offered Rate

OSE – Osaka Securities Exchange

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

AB Bond Inflation Strategy

January 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Inflation-Linked Securities	$—	$714,765,603	$—	$714,765,603
Corporates - Investment Grade	1,029,000	125,470,469	—	126,499,469
Asset-Backed Securities	—	52,391,667	—	52,391,667
Collateralized Mortgage Obligations	—	48,818,589	—	48,818,589
Collateralized Loan Obligations	—	27,244,017	—	27,244,017
Mortgage Pass-Throughs	—	26,007,473	—	26,007,473
Commercial Mortgage-Backed Securities	—	15,274,197	1,918,338	17,192,535
Corporates - Non-Investment Grade	—	15,419,040	—	15,419,040
Emerging Markets - Corporate Bonds	—	2,962,457	66	2,962,523
Local Governments - US Municipal Bonds	—	2,705,628	—	2,705,628
Quasi-Sovereigns	—	1,823,513	—	1,823,513
Emerging Markets - Sovereigns	—	1,031,277	—	1,031,277
Common Stocks	—	—	383,252	383,252
Governments - Sovereign Bonds	—	187,441	—	187,441
Short-Term Investments	923,572	—	—	923,572

Total Investments in Securities	1,952,572	1,034,101,371	2,301,656	1,038,355,599
Other Financial Instruments(a):
Assets:
Futures	830,082	—	—	830,082
Centrally Cleared Inflation (CPI) Swaps	—	13,558,737	—	13,558,737
Centrally Cleared Interest Rate Swaps	—	10,682,998	—	10,682,998
Inflation (CPI) Swaps	—	2,420,979	—	2,420,979
Interest Rate Swaps	—	55,298	—	55,298
Liabilities:
Futures	(289,335)	—	—	(289,335)
Forward Currency Exchange Contracts	—	(292,799)	—	(292,799)
Centrally Cleared Credit Default Swaps	—	(338,668)	—	(338,668)
Centrally Cleared Inflation (CPI) Swaps	—	(1,102,831)	—	(1,102,831)
Credit Default Swaps	—	(1,004,510)	—	(1,004,510)
Reverse Repurchase Agreements	(41,554,242)	—	—	(41,554,242)

Total	$(39,060,923)	$1,058,080,575	$2,301,656	$1,021,321,308

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2023 is as follows:

Fund	Market Value 10/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$43,764	$197,127	$239,967	$924	$107